FINANCIAL INSTRUMENTS - Interest Expense Relating to Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial liabilities [line items]
Interest expense calculated using the effective interest rate method Borrowings	$ 651	$ 445	$ 473
Borrowings
Disclosure of financial liabilities [line items]
Interest expense calculated using the effective interest rate method Borrowings	$ 8,543	$ 4,542	$ 3,380